Intangible assets (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	₨ 665,097	₨ 561,924	₨ 567,917
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,744,218	1,570,794	1,407,289
Acquisitions during the year	340,898	173,424	163,505
Disposals during the year	0	0	0
Balance at ending	2,085,116	1,744,218	1,570,794
Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,182,294	1,002,877	862,782
Acquisitions during the year	237,725	179,417	140,095
Impairment loss on intangibles	0	0	0
Balance at ending	1,420,019	1,182,294	1,002,877
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	298,175	316,990	338,102
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	684,334	642,391	642,391
Acquisitions during the year	52,054	41,943	0
Disposals during the year	0	0	0
Balance at ending	736,388	684,334	642,391
Bandwidth Capacity [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	367,344	304,289	247,394
Acquisitions during the year	70,869	63,055	56,895
Impairment loss on intangibles	0	0	0
Balance at ending	438,213	367,344	304,289
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	326,061	205,465	187,821
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	986,884	855,403	691,898
Acquisitions during the year	283,844	131,481	163,505
Disposals during the year	0	0	0
Balance at ending	1,270,728	986,884	855,403
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	781,419	667,582	587,032
Acquisitions during the year	163,248	113,837	80,550
Impairment loss on intangibles	0	0	0
Balance at ending	944,667	781,419	667,582
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	40,861	39,469	41,994
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	73,000	73,000	73,000
Acquisitions during the year	5,000	0	0
Disposals during the year	0	0	0
Balance at ending	78,000	73,000	73,000
Licences and franchises [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	33,531	31,006	28,356
Acquisitions during the year	3,608	2,525	2,650
Impairment loss on intangibles	0	0	0
Balance at ending	₨ 37,139	₨ 33,531	₨ 31,006